Contingent and Deferred Consideration Payable - Schedule of Contingent and Deferred Consideration Payable (Details) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($)
Contingent And Deferred Consideration Payable [Abstract]
Balance at December 31, 2021	$ 30,815
Payments made during the period	(16,717)
Additions in the period	9,400
Loss on revaluation	7,742
Foreign Exchange	(2,744)
Balance at September 30, 2022	28,496
Current	18,180
Non-current	$ 10,316